Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories

Note 7. Inventories

The components of the Company’s inventories, net of excess and obsolescence reserves for raw materials and finished goods, at December 31, 2016 and 2015 were as follows:

	2016	2015
Raw materials and manufacturing supplies	$7.6	$8.0
Work in process	10.8	9.6
Finished goods	5.7	4.6
Total	$24.1	$22.2